Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Health care, pension and other benefits
The following table summarizes the components of the net pension costs and Cumulative other comprehen-sive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2012	2011	2010	2012	2011	2010
Net pension costs:
Service costs	$19,061	$17,933	$16,906	$3,654	$3,055	$2,061
Interest costs	17,442	18,602	18,028	6,927	5,954	4,266
Expected returns on plan assets	(44,841)	(46,441)	(42,311)	(6,799)	(5,535)	(2,842)
Amortization of prior service costs	1,591	1,635	1,661			29
Amortization of actuarial losses	22,205	16,865	18,943	1,022	493	1,363
Ongoing pension costs	15,458	8,594	13,227	4,804	3,967	4,877
Settlement costs (credits)				47	(235)
Net pension costs	15,458	8,594	13,227	4,851	3,732	4,877
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(26,459)	48,745	681	14,131	15,944	(10,043)
Prior service costs during the year	2,495	1,195
Amortization of prior service costs	(1,591)	(1,635)	(1,661)			(29)
Amortization of actuarial losses	(22,205)	(16,865)	(18,943)	(1,022)	(493)	(1,363)
Exchange rate gain (loss) recognized during the year				1,464	(387)	(1,536)
Total recognized in Cumulative other comprehensive loss	(47,760)	31,440	(19,923)	14,573	15,064	(12,971)
Total recognized in net pension costs and Cumulative other comprehensive loss	$(32,302)	$40,034	$(6,696)	$19,424	$18,796	$(8,094)

Fair value of the defined benefit pension plan assets
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2012, 2011 and 2010:

	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$68,795		$68,795
Equity investments (b)	490,993	$243,553	247,440
Fixed income investments (c)	239,558	131,276	108,282
Other assets (d)	37,230		18,380	$18,850
	$836,576	$374,829	$442,897	$18,850

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$9,408		$9,408
Equity investments (b)	482,694	$268,307	214,387
Fixed income investments (c)	202,939	103,485	99,454
Other assets (d)	37,482		16,582	$20,900
	$732,523	$371,792	$339,831	$20,900

	Fair Value at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$33,050		$33,050
Equity investments (b)	463,108	$257,616	205,492
Fixed income investments (c)	185,163	101,227	78,401	$5,535
Other assets (d)	19,152			19,152
	$700,473	$358,843	$316,943	$24,687

(a)	This category includes a full range of high quality, short-term money market securities.

(b)	This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	This category consists of venture capital funds.

Changes in the fair value of the defined benefit pension plan assets classified as level 3
The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2012, 2011 and 2010:

	Balance at December 31, 2011	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2012
Other assets	$20,900	$(3,827)	$1,777	$18,850

	Balance at December 31, 2010	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2011
Fixed income investments	$5,535	$(5,717)	$182
Other assets	19,152	(1,389)	3,137	$20,900
	$24,687	$(7,106)	$3,319	$20,900

	Balance at January 1, 2010	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2010
Fixed income investments	$5,265	$(269)	$539	$5,535
Other assets	17,728	(695)	2,119	19,152
	$22,993	$(964)	$2,658	$24,687

Obligations, plan assets and assumption used for defined benefit pension plan
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2012	2011	2010	2012	2011	2010
Accumulated benefit obligations at end of year	$460,591	$415,163	$371,195	$142,769	$121,137	$67,964
Projected benefit obligations:
Balances at beginning of year	$410,029	$390,257	$339,275	$141,465	$85,936	$75,175
Service costs	19,061	17,933	16,906	3,654	3,055	2,061
Interest costs	17,442	18,602	18,028	6,927	5,954	4,266
Actuarial losses (gains)	48,346	8,428	41,739	17,532	11,395	(6,950)
Acquisitions of businesses and other	2,496	1,194		(975)	42,131	14,378
Effect of foreign exchange				6,633	(3,760)	(1,063)
Benefits paid	(30,547)	(26,385)	(25,691)	(6,478)	(3,246)	(1,931)
Balances at end of year	466,827	410,029	390,257	168,758	141,465	85,936
Plan assets:
Balances at beginning of year	614,463	634,725	577,047	118,060	65,748	55,870
Actual returns on plan assets	119,647	6,123	83,369	10,201	987	5,935
Acquisitions of businesses and other				6,205	57,761	7,085
Effect of foreign exchange				5,025	(3,190)	(1,211)
Benefits paid	(30,547)	(26,385)	(25,691)	(6,478)	(3,246)	(1,931)
Balances at end of year	703,563	614,463	634,725	133,013	118,060	65,748
Excess (deficient) plan assets over projected benefit obligations	$236,736	$204,434	$244,468	$(35,745)	$(23,405)	$(20,188)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$245,588	$218,676	$244,468	$4,323	$9,674	$3,865
Other accruals				(869)	(829)	(272)
Other long-term liabilities	(8,852)	(14,242)		(39,199)	(32,250)	(23,781)
	$236,736	$204,434	$244,468	$(35,745)	$(23,405)	$(20,188)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(163,088)	$(211,752)	$(179,871)	$(41,567)	$(26,994)	$(11,930)
Prior service costs	(6,110)	(5,206)	(5,647)
	$(169,198)	$(216,958)	$(185,518)	$(41,567)	$(26,994)	$(11,930)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.73%	4.40%	4.97%	4.58%	4.94%	5.45%
Rate of compensation increase	4.00%	4.00%	4.00%	4.08%	4.05%	4.06%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.40%	4.97%	5.50%	4.94%	5.48%	5.57%
Expected long-term rate of return on assets	7.50%	7.50%	7.50%	6.04%	6.12%	5.46%
Rate of compensation increase	4.00%	4.00%	4.00%	4.04%	4.06%	3.74%

Obligation and the assumptions used for postretirement benefits other than pensions
The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2012	2011	2010
Benefit obligation:
Balance at beginning of year - unfunded	$316,795	$315,572	$300,526
Service cost	2,943	3,495	3,532
Interest cost	13,520	15,580	16,066
Actuarial loss (gain)	18,961	(3,965)	11,067
Benefits paid	(14,085)	(13,887)	(15,619)
Balance at end of year - unfunded	$338,134	$316,795	$315,572
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(320,223)	$(297,528)	$(295,896)
Other accruals	(17,911)	(19,267)	(19,676)
	$(338,134)	$(316,795)	$(315,572)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(62,814)	$(45,567)	$(52,037)
Prior service costs	328	983	1,640
	$(62,486)	$(44,584)	$(50,397)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.70%	4.40%	5.10%
Health care cost trend rate - pre-65	8.00%	8.00%	7.50%
Health care cost trend rate - post-65	8.00%	8.00%	7.50%
Prescription drug cost increases	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.40%	5.10%	5.50%
Health care cost trend rate - pre-65	8.00%	7.50%	8.00%
Health care cost trend rate - post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	8.00%	8.00%	9.00%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions
The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2012	2011	2010
Net periodic benefit cost:
Service cost	$2,943	$3,495	$3,532
Interest cost	13,520	15,580	16,066
Amortization of actuarial losses	1,715	2,505	1,304
Amortization of prior service credit	(656)	(657)	(656)
Net periodic benefit cost	17,522	20,923	20,246
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain)	18,961	(3,965)	11,067
Amortization of actuarial losses	(1,715)	(2,505)	(1,304)
Amortization of prior service credit	656	657	656
Total recognized in Cumulative other comprehensive loss	17,902	(5,813)	10,419
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$35,424	$15,110	$30,665

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2012:

	One-Percentage-Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$117	$(124)
Effect on the postretirement benefit obligation	$2,938	$(3,039)

Retiree health care benefit cash payments
The Company expects to make retiree health care benefit cash payments and to receive Medicare Part D prescription cash reimbursements as follows:

	Retiree Health Care Benefits	Medicare Prescription Reimbursement	Expected Cash Payments - Net
2013	$20,087	$(2,176)	$17,911
2014	21,324	(2,357)	18,967
2015	22,305	(2,531)	19,774
2016	23,011	(2,698)	20,313
2017	23,357	(680)	22,677
2018 through 2022	114,784	(2,187)	112,597
Total expected benefit cash payments	$224,868	$(12,629)	$212,239